OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.0%
	EQUITY - 44.9%
132,100	Alger AI Enablers & Adopters ETF	$ 6,029,044
78,400	Avantis U.S. Small Cap Value ETF(a)	9,781,184
8,200	First Trust NYSE Arca Biotechnology Index Fund(c)	2,032,698
21,400	First Trust US Equity Opportunities ETF	4,412,252
95,500	Global X S&P 500 Covered Call ETF, USD Class(a)	3,895,445
47,700	Invesco Nasdaq 100 ETF	14,451,669
78,800	iShares Core S&P Mid-Cap ETF(a)	6,076,268
14,200	iShares Core S&P Small-Cap ETF	2,106,002
145,100	iShares MSCI Canada ETF	8,363,564
31,100	iShares MSCI EAFE Growth ETF	3,869,462
44,700	iShares MSCI EAFE Small-Cap ETF(a)	3,677,469
47,500	iShares MSCI EAFE Value ETF	3,636,125
25,700	iShares MSCI USA Value Factor ETF	5,135,117
14,200	SPDR S&P Biotech ETF(a)	2,247,150
27,500	State Street Financial Select Sector SPDR ETF	1,474,275
21,600	State Street Industrial Select Sector SPDR ETF(a)	4,000,968
790,200	State Street SPDR Portfolio S&P 500 ETF	69,442,777
63,100	Vanguard FTSE Emerging Markets ETF(a)	3,766,439
35,900	Vanguard FTSE Pacific ETF	4,153,271
7,100	Vanguard Small-Cap Growth ETF(a)	2,596,470
39,000	WisdomTree Japan Hedged Equity Fund	6,767,280
		167,914,929
	FIXED INCOME - 18.1%
410,000	Invesco Senior Loan ETF	8,351,700
49,700	iShares Broad USD High Yield Corporate Bond ETF	1,839,894
27,600	iShares Convertible Bond ETF	3,360,024
34,200	iShares Floating Rate Bond ETF	1,745,910
87,300	iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	8,419,212
40,200	Janus Henderson B-BBB CLO ETF(a)	1,903,470
407,900	PIMCO Multi Sector Bond Active ETF	10,817,508
192,000	Principal Spectrum Preferred Securities Active ETF(a)	3,659,520
184,800	State Street SPDR Blackstone Senior Loan ETF(a)	7,445,592
316,300	State Street SPDR Portfolio High Yield Bond ETF	7,414,072
127,600	VanEck Fallen Angel High Yield Bond ETF	3,731,024

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.0% (Continued)
	FIXED INCOME - 18.1% (Continued)
72,200	VanEck High Yield Muni ETF	$ 3,719,022
27,000	Vanguard Long-Term Bond ETF	1,861,110
44,000	Vanguard Long-Term Corporate Bond ETF(a)	3,311,000
		67,579,058

	TOTAL EXCHANGE-TRADED FUNDS (Cost $212,795,560)	235,493,987

	OPEN END FUNDS — 36.8%
	ALTERNATIVE - 3.9%
242,853	BlackRock Global Equity Market Neutral Fund, Institutional Class	3,907,502
1,237,639	DoubleLine Flexible Income Fund, Class I	10,755,083
1	JPMorgan Hedged Equity Fund, Class I	36
		14,662,621
	EQUITY - 12.9%
425,351	Dodge & Cox International Stock Fund, Class I	7,937,051
419,767	First Eagle Small Cap Opportunity Fund, Class I	6,489,593
190,502	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	14,681,958
1	Kopernik Global All-Cap Fund, Class I	16
507,919	Thornburg Investment Income Builder Fund, Class I	19,275,508
		48,384,126
	FIXED INCOME - 20.0%
2,427	American Century High Income Fund, Class I	21,020
2	BlackRock Floating Rate Income Fund, Institutional Class	15
2,331	BlackRock High Yield Fund, Institutional Class	16,617
6,999	BlackRock National Municipal Fund, Institutional Class	70,266
384,360	BlackRock Strategic Income Opportunities Fund, Institutional Class	3,751,349
3,034	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	31,889
1,446,273	JPMorgan Income Fund, Class I	12,278,857
6	Metropolitan West High Yield Bond Fund, Class I	57
3,039	Metropolitan West Total Return Bond Fund, Class I	27,592
3,452	Neuberger Berman Strategic Income Fund, Class I	34,759
7,595	Nuveen Bond Index Fund, Institutional Class	73,448
2,369	Nuveen California Municipal Bond Fund, Class I	23,829

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	OPEN END FUNDS — 36.8% (Continued)
	FIXED INCOME - 20.0% (Continued)
5,801	Nuveen High Yield Municipal Bond Fund, Class I	$ 84,236
2,529	Nuveen Preferred Securities and Income Fund, Class I	40,684
3,927	Nuveen Short Duration High Yield Municipal Bond, Class I	37,149
1,002	Nuveen Strategic Income Fund, Class I	9,937
378,484	PIMCO Diversified Income Fund, Institutional Class	3,792,409
25	PIMCO High Yield Municipal Bond Fund, Institutional Class	213
1,485	PIMCO International Bond Fund, Institutional Class	14,599
428,882	PIMCO Long-Term Credit Bond Fund, Institutional Class	3,765,587
1,393	PIMCO Real Return Fund, Institutional Class	14,218
4,852	PIMCO Total Return Fund, Institutional Class	42,455
1,659,290	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	15,381,617
279,580	TCW Emerging Markets Income Fund, Class I	1,979,429
1,696,478	Thornburg Strategic Income Fund, Class I	19,424,675
1,434,807	Voya Securitized Credit Fund, Class I	13,774,150
		74,691,056
	MIXED ALLOCATION - 0.0%(d)
1,736	Nuveen Real Asset Income Fund, Class I	40,041

	TOTAL OPEN END FUNDS (Cost $130,318,841)	137,777,844

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.8%
	COLLATERAL FOR SECURITIES LOANED - 11.5%
43,041,370	First American Government Obligations Fund, Class X, 3.57% (Cost $43,041,370)(b)(e)	$ 43,041,370

	MONEY MARKET FUND - 0.3%
1,260,535	First American Government Obligations Fund, Class U, 3.59% (Cost $1,260,535)(e)	1,260,535

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,301,905)	44,301,905

	TOTAL INVESTMENTS - 111.6% (Cost $387,416,306)	$ 417,573,736
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.6)%	(43,489,145)
	NET ASSETS - 100.0%	$ 374,084,591

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $35,449,272, as of June 30, 2026.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $43,041,370 at June 30, 2026.
(c)	Non-income producing security.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.